INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Schedule of significant joint ventures

			Equity interest held by the Group
	Country of incorporation	Nature of subsidiary
Name of significant joint venture			2017	2016
VIP-CKH Luxembourg S.à.r.l.*	Luxembourg	Holding	50%	50%
VIP-CKH Ireland Limited*	Ireland	Financing	50%	50%
Euroset Holding N.V. ("Euroset")	Russia	Operating	50%	50%

*           Together, the "Italy Joint Venture", see "Significant accounting judgement" below, in this Note 14).

Schedule of aggregated financial information in joint ventures

	Italy Joint Venture	Euroset	Other	Total
As of January 1, 2015	—	237	28	265
Share of profit / (loss)	—	18	(4)	14
Reclassified to assets held for sale	—	—	(19)	(19)
Foreign currency translation	—	(56)	(3)	(59)

As of December 31, 2015	—	199	2	201

Acquisitions	2,113	—	—	2,113
Share of profit / (loss)	59	(10)	(1)	48
Impairment of Euroset	—	(99)	—	(99)
Foreign currency translation	(119)	36	(1)	(84)

As of December 31, 2016	2,053	126	—	2,179

Share of loss of joint ventures	(390)	(22)	—	(412)
Share of other comprehensive loss	(12)	—	—	(12)
Impairment of Euroset	—	(110)	—	(110)
Foreign currency translation	270	6	—	276

As of December 31, 2017	1,921	—	—	1,921

Schedule of summarized income statement of joint venture

Income statement and statement of comprehensive income	2017	2016*
Operating revenue	6,913	1,250
Operating expenses	(6,877)	(1,058)
Other expenses	(755)	(20)
Income tax expenses	(61)	(54)

Loss for the period	(780)	118
Other comprehensive loss	(24)	—

Total comprehensive loss	(804)	118

*        Results for 2016 are included from November 5, 2016, being the date the joint venture was formed.

Schedule of summarized financial position joint venture

Statement of financial position	2017	2016*
Non-current assets	17,672	17,469
Current assets	2,782	2,579
Assets held for sale	289	53

Total assets	20,743	20,101
Non-current liabilities	(13,166)	(12,673)
Current liabilities	(3,729)	(3,322)
Liabilities relating to assets held for sale	(7)	—

Total liabilities	(16,902)	(15,995)

Net assets	3,841	4,106

Reconciliation to carrying amounts
Company's equity interest	50%	50%
Company's share of Italy Joint Venture net assets	1,921	2,053

Carrying amount	1,921	2,053
Included in the balances disclosed above are the following:
Cash and cash equivalents	743	666
Current financial liabilities*	(59)	(186)
Non-current financial liabilities*	(12,406)	(12,409)

*           Financial liabilities exclude trade and other payables and provisions.

Summary of reportable segments financial information joint venture

	2017	2016*
Revenue
External customers	6,912	1,250
Inter-segment	1	—

Total revenue	6,913	1,250

Adjusted EBITDA	2,131	482
Other disclosures
Capital expenditure	1,434	584

*           Results for 2016 are included from November 5, 2016, being the date the joint venture was formed.

Schedule of reconciliation of Adjusted EBITDA to (loss) / profit Joint Venture

	2017	2016*
Adjusted EBITDA	2,131	482
Depreciation and amortization	(2,063)	(290)
Impairment of non-current assets	(27)	—
Gain / (loss) on disposals of non-current assets	(4)	—
Net finance costs	(468)	(68)
Other non-operating (losses) / gains	(288)	48
Income tax expenses	(61)	(54)

(Loss) / profit for the period	(780)	118

*           Results for 2016 are included from November 5, 2016, being the date the joint venture was formed.

Schedule of key assumptions used for determining the recoverable amount using the most recent cash flow projections

Key assumptions	Q2 2017	Q4 2016
Discount rate (functional currency)	13.4%	16.0%
Average annual revenue growth rate during forecast period (functional currency)	1.7%	4.5%
Terminal growth rate	0.0%	1.0%
Average operating (EBITDA) margin during forecast period	0.0%	3.7%
Average capital expenditure as a percentage of revenue	0.9%	0.4%